Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 234,871	$ 230,742
Work in progress		62,150
Finished goods	35,564	54,639
Total inventories	$ 270,434	$ 347,531